Label	Element	Value
C000222143 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	4.90%
C000222143 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	1.10%
C000101068 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.00%
C000101068 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	6.80%